Expense Example (Invesco Growth Allocation Fund, Class Institutional, Invesco Growth Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Growth Allocation Fund | Class Institutional, Invesco Growth Allocation Fund
Expense Example:
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 92
3 Years	287
5 Years	498
10 Years	$ 1,108